SECURITY DEPOSIT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018	May 31, 2017
SECURITY DEPOSIT (Details) [Line Items]
Security Deposit	$ 160,450	$ 0	$ 50,000
Loss Contingency Accrual, Provision	10,000	10,000
Increase (Decrease) in Security Deposits		(50,000)
Deposit [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	50,000	50,000
Rent Expense [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	15,699	15,699
Remaining Amounts Due Under Lease [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	$ 30,000	$ 30,000